INCOME TAX (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
INCOME TAX
Net operating loss carryforward	$ 4,234,000
Operating loss carryforward limitations on use	offset future taxable income with no expiration
Percentage of valuation allowance	1.00%